Collection Period Ended 31-May-2012
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
20,530,651.40 0.469288
0.00 1.000000
20,530,651.40
Interest & Principal
Payment
0.00
0.00
20,790,958.57
120,945.67
$20,911,904.24
Total
$381,252.84
48.919903
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes 1.420000% 260,307.17 0.612487
0.000000
Class A-2 Notes 0.700000% 0.00 0.000000 0.000000
Class A-1 Notes 0.309120% 0.00 0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Target Overcollateralization Amount 54,791,543.75 17.01%
Current Overcollateralization Amount 54,791,543.75 17.01%
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
358,377,774.29
336,836,487.70
Yield Supplement Overcollateralization Amount 54,176,014.97 15,788,344.29 14,777,709.10
Adjusted Pool Balance 1,095,830,874.91 342,589,430.00 322,058,778.60
Overcollateralization 103,010,874.91 54,791,543.75 54,791,543.75
0.000000
Total Note Balance
992,820,000.00
287,797,886.25
267,267,234.85
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
0.000000
Class A-3 Notes 425,000,000.00 219,977,886.25 199,447,234.85 48.307415
Class A-2 Notes 220,000,000.00 0.00 0.00
Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-May-2012 15-Jun-2012 30/360 Days 30
Interest Period of the Class A-1 Notes (from... to) 15-May-2012 15-Jun-2012 Actual/360 Days
Record Date 14-Jun-2012
Distribution Date 15-Jun-2012
Collection Period (from... to) 1-May-2012
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
31-May-2012
Determination Date 13-Jun-2012
Amounts in USD
Dates
Collection Period No. 25
Regular Principal Distributable Amount 20,530,651.40 20,530,651.40 0.00
0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 120,945.67
0.00
0.00 0.00 0.00
Total Trustee Fee
Monthly Interest Distributable Amount 381,252.84 381,252.84
Total Distribution
22,657,234.95
Distribution Detail
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount
Available Funds
22,657,234.95
(9) Excess Collections to Certificateholders
Paid Shortfall
Total Servicing Fee 298,648.15 298,648.15 0.00
Aggregate Principal Distributable Amount 20,530,651.40 20,530,651.40 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 381,252.84 381,252.84 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00
120,945.67 0.00
thereof on Class A-3 Notes 260,307.17 260,307.17 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
1,446,682.56
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Due
Available Collections
22,657,234.95 (7) Additional Servicing Fee and Transition Costs 0.00
Investment Earnings 123.36 (6) Regular Principal Distributable Amount 20,530,651.40
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Recoveries 161,842.43 (3) Interest Distributable Amount Class A Notes 381,252.84
0.00
Net Liquidation Proceeds -103.52 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 1,168,715.46 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections 21,326,657.22 (1) Total Servicing Fee 298,648.15
Notice to Investors
Investment Earnings
Reserve Fund Deficiency 0.00
Net Investment Earnings on the Reserve Fund 14.07
Investment Earnings for the Collection Period 123.36
Net Investment Earnings on the Collection Account 109.29
2,739,577.19 Reserve Fund Amount - Ending Balance
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period
14.07
14.07
minus Reserve Fund Draw Amount 0.00
minus Net Investment Earnings
2,739,577.19
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance
0.77%
333,350,114.27 21,161
Weighted Average APR 4.06%
Number of Receivables
Principal Recoveries 159,999.98
Percentage
98.96%
31-60 Days Delinquent 2,581,209.10 128
Pool Statistics
Pool Data
Amount Number of Receivables
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.372%
Principal Gross Losses 214,629.37
Cumulative Principal Net Losses 4,277,648.99
Principal Net Losses 54,629.39
Principal Net Liquidation Proceeds 0.00
Losses
Current
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total 336,836,487.70 21,334 100.00%
91-120 Days Delinquent 329,463.57 18 0.10%
575,700.76 27 0.17% 61-90 Days Delinquent
Current
Weighted Average Seasoning (months) 11.89 36.19
Delinquency Profile *
3.98%
Amount
Weighted Average Number of Remaining Payments 50.23 28.75
Pool Balance end of Collection Period 336,836,487.70
214,629.37
21,334
29.29%
Current
Principal Gross Losses
Pool Factor
As of Cutoff Date
Principal Collections 14,002,248.39
Principal Purchase Amounts
Principal Collections attributable to Full Pay-offs 7,324,408.83
0.00
358,377,774.29 22,049
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period